Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Classified as Derivative Liabilities	2,375,000		2,375,000
Outstanding, Classified within Stockholders' Equity	507,055		507,055
Total Exercisable	2,882,055		2,882,055
Number of Shares, Exercisable at end of year	2,882,055
Publisher Partner Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Exercisable	463,041
Number of Shares, outstanding, at beginning of year	939,541	1,017,140
Number of Shares, outstanding at end of year	789,541	939,541
Number of Shares, Exercisable at end of year	463,041
Weighted Average Exercise Price, Exercisable at end of year	$ 1.31
Weighted Average Exercise Price, outstanding, at beginning of year	$ 1.46	$ 1.47
Weighted Average Remaining Contractual Life, Outstanding at beginning of year		3 years 3 months 3 days
Number of Shares, Forfeited	(150,000)	(77,599)
Weighted Average Exercise Price, Forfeited		$ 1.62
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 1.34	$ 1.46
Weighted Average Remaining Contractual Life, Outstanding at ending of year	1 year 6 months	2 years 6 months 25 days
Weighted Average Remaining Contractual Life, Exercisable	1 year 6 months 7 days
Number of Shares, not vested at end of year	326,500
Number of Shares, Available for future grants at end of year	1,210,459
Common Stock Financing Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Exercisable	2,882,055
Number of Shares, outstanding, at beginning of year	2,882,055	3,949,018
Weighted Average Exercise Price, outstanding, at beginning of year	$ 0.80	$ 0.64
Weighted Average Remaining Contractual Life, Outstanding at beginning of year		4 years 9 months 21 days
Number of Shares, Exercised		(1,066,963)
Weighted Average Exercise Price, Exercised
Number of Shares, outstanding at end of year	2,882,055	2,882,055
Weighted Average Exercise Price, outstanding, at end of year	$ 0.60	$ 0.80
Weighted Average Remaining Contractual Life, Outstanding at end of year	2 years 11 months 8 days	3 years 11 months 12 days
Number of Shares, Exercisable at end of year	2,882,055
Weighted Average Exercise Price, Exercisable at end of year	$ 0.60
Weighted Average Remaining Contractual Life, Exercisable at end of year	2 years 11 months 8 days
MDB Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price			$ 0.20
Expiration Date			Nov. 04, 2021
Outstanding, Classified as Derivative Liabilities
Outstanding, Classified within Stockholders' Equity	327,490		327,490
Total Exercisable	327,490		327,490
Number of Shares, Exercisable at end of year	327,490
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 0.20
Strome Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price			$ 0.50
Expiration Date			Jun. 15, 2023
Outstanding, Classified as Derivative Liabilities	1,500,000		1,500,000
Outstanding, Classified within Stockholders' Equity
Total Exercisable	1,500,000		1,500,000
Number of Shares, Exercisable at end of year	1,500,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 0.50
B. Riley Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price			$ 0.33
Expiration Date			Oct. 18, 2025
Outstanding, Classified as Derivative Liabilities	875,000		875,000
Outstanding, Classified within Stockholders' Equity
Total Exercisable	875,000		875,000
Number of Shares, Exercisable at end of year	875,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 1.00
MDB Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price			$ 1.15
Expiration Date			Oct. 19, 2022
Outstanding, Classified as Derivative Liabilities
Outstanding, Classified within Stockholders' Equity	119,565		119,565
Total Exercisable	119,565		119,565
Number of Shares, Exercisable at end of year	119,565
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 1.15
MDB Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price			$ 2.50
Expiration Date			Oct. 19, 2022
Outstanding, Classified as Derivative Liabilities
Outstanding, Classified within Stockholders' Equity	60,000		60,000
Total Exercisable	60,000		60,000
Number of Shares, Exercisable at end of year	60,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 2.50